Accumulated Other Comprehensive Loss (AOCL)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Additional financial information disclosures [Abstract]
Accumulated Other Comprehensive Loss (AOCL)
Components of accumulated other comprehensive loss

	March 31, 2017	December 31, 2016
Defined benefit plan liabilities	$(124,085)	$(125,917)
Unrealized loss on financial instruments	2,814	2,860
Other comprehensive loss before income tax effect	(121,271)	(123,057)
Income tax effect (1)	8,090	9,164
Accumulated other comprehensive loss	$(113,181)	$(113,893)

(1) The allocation of the income tax effect to the components of other comprehensive loss is as follows:

	March 31, 2017	December 31, 2016
Defined benefit plan liabilities	$8,654	$9,736
Unrealized loss on financial instruments	(564)	(572)

The following table summarizes the changes in the accumulated balances for each component of accumulated other comprehensive loss ("AOCL"):

	Defined benefit plan and other postretirement liabilities	Unrealized loss on financial instruments	Total, net of tax
Balance, December 31, 2016	$(116,181)	$2,288	$(113,893)
Net amount reclassified to net loss	750	(38)	712
Balance, March 31, 2017	$(115,431)	$2,250	$(113,181)

Balance, December 31, 2015	$(110,667)	$(1,983)	$(112,650)
Net amount reclassified to net loss	861	(38)	823
Balance, March 31, 2016	$(109,806)	$(2,021)	$(111,827)

Reclassifications out of AOCL were included in the consolidated statements of operations as follows:

		For the three months ended March 31
AOCL Components	Location	2017	2016
Defined benefit plan and other postretirement liabilities	Cost of goods sold	$1,307	$777
	Selling, general and administrative expenses	132	125
	Other operating expense, net	394	350
	Income tax expense	(1,083)	(391)
	Net of tax	$750	$861

Unrealized loss on financial instruments	Cost of goods sold	$(46)	$(46)
	Income tax benefit	8	8
	Net of tax	$(38)	$(38)

Components of AOCL	2016	2015
Defined benefit plan liabilities	$(125,917)	$(121,910)
Gain (loss) on financial instruments	2,860	(1,435)
Other comprehensive loss before income tax effect	(123,057)	(123,345)
Income tax effect (1)	9,164	10,695
Accumulated other comprehensive loss	$(113,893)	$(112,650)

(1)	The allocation of the income tax effect to the components of other comprehensive income is as follows:

	2016	2015
Defined benefit plan liabilities	$9,736	$11,243
Gain (loss) on financial instruments	(572)	(548)

The following table summarizes the changes in the accumulated balances for each component of AOCL:

	Defined benefit plan and other postretirement liabilities	Equity in investee other comprehensive income	Gain (loss) on financial instruments	Total, net of tax
Balance, December 31, 2013	(77,921)	(12,232)	(1,679)	(91,832)
Other comprehensive income (loss) before reclassifications	(42,926)	(419)	—	(43,345)
Net amount reclassified to net income	4,995	—	(151)	4,844
Elimination of equity in investee resulting from acquisition	—	12,651	—	12,651
Balance, December 31, 2014	(115,852)	—	(1,830)	(117,682)
Other comprehensive income before reclassifications	7,311	—	—	7,311
Net amount reclassified to net loss	(2,126)	—	(153)	(2,279)
Balance, December 31, 2015	$(110,667)	$—	$(1,983)	$(112,650)
Other comprehensive income before reclassifications	$(9,521)	$—	$—	$(9,521)
Net amount reclassified to net loss	4,007	—	4,271	8,278
Balance, December 31, 2016	$(116,181)	$—	$2,288	$(113,893)

Reclassifications out of AOCL were included in the consolidated statements of operations as follows:

		Gains (Losses) Reclassified from AOCL to the Consolidated Statements of Operations
AOCL Components	Location	2016	2015	2014
Defined benefit plan and other postretirement liabilities	Cost of goods sold	$3,464	$(1,696)	$6,237
	Selling, general and administrative expenses	465	235	569
	Other operating expense, net	1,585	904	—
	Income tax expense	(1,507)	(1,569)	(1,811)
	Net of tax	$4,007	$(2,126)	$4,995

Equity in investee other comprehensive income	Cost of goods sold	$—	$—	$—
	Income tax expense	—	—	(419)
	Net of tax	$—	$—	$(419)

Gain (loss) on financial instruments	Cost of goods sold	$(185)	$(186)	$(185)
	Helguvik impairment	4,480	—	—
	Income tax benefit	(24)	33	34
	Net of tax	$4,271	$(153)	$(151)